Operating Segment and Revenue Information - Revenue from Contracts with Customers (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 2,097,224	¥ 1,770,531	¥ 1,732,051
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	2,026,273	1,693,838	1,671,911
Royalty and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 70,951	¥ 76,693	¥ 60,140